Debt	12 Months Ended
Dec. 31, 2011
Debt:
Debt Disclosure

Note 11. Short-Term Borrowings

Short-term borrowings as of December 31 are as follows:

	Annual
Creditor	interest rate	2011	2010

Other (third party individuals)	9 ~ 9.5%	~~W~~ 586,500	~~W~~ 681,500

Note 12. Long-Term Borrowings

Long-term borrowings as of December 31 are as follows:

	Annual
Creditor	interest rate	Maturity Date	2011	2010

Chohung Bank (Note a)	3.5%	December 31, 2013	~~W~~ 1,074,455	~~W~~ 1,074,455
Korea Technology Credit
Guarantee Fund	3.5%	December 31, 2013	978,912	978,912
Korea Exchange Bank	3.5%	December 31, 2013	125,831	125,831
Woori Bank	3.5%	December 31, 2013	361,516	361,516
Small Business
Corporation	3.5%	December 31, 2013	276,606	276,606
Shinhan Bank	3.5%	December 31, 2013	34,137	39,827
SMI ? ABS Specialty
Co., Ltd. (Note b)	3.5%	December 31, 2013	1,000,000	1,000,000
Rainbow Specialty Sec
Co., Ltd. (Note b)	3.5%	December 31, 2013	500,000	500,000
			4,351,457	4,357,147
Less current portion			(3,702,376)	(3,058,984)
			~~W~~ 649,081	~~W~~ 1,298,163

(Note a) Chohung Bank has been merged into Shinhan Bank as of April 1, 2006.

(Note b) The Company had issued two series of non-guaranteed corporate bonds in 2001. As explained in Note 2, the Company entered into debt restructuring plan including debentures. As a result, two series of debentures were reclassified to long-term borrowings and the maturity date was extended to December 31, 2013 with a reduced interest rate of 3.5% per annum. Details of debentures as of December 31, 2010, are as follows:

		Restructured		Original
	Amount	Interest rate	Maturity	Interest rate	Maturity

1st debentures	~~W~~ 1,000,000	3.5%	December	12.15%	January 31,
			31, 2013		2003

2nd debentures	500,000	3.5%	December	13.92%	August 14,
			31, 2013		2004
	~~W~~ 1,500,000

The repayment schedule for long-term borrowings as of December 31, 2011 is as follows:

Year	Amount
2012	~~W~~ 3,702,376
2013	649,081
~~W~~ 4,351,457

Note 13. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Accrued severance benefits at beginning of year	~~W~~ 213,983	~~W~~ 192,214
Provision	36,218	33,322
Payments	(17,155)	(11,553)
Transfer to National Pension Fund	(4,063)	(4,063)
	228,983	209,920
Less current portion	(46,610)	(42,797)
Balance at end of year	~~W~~ 182,373	~~W~~ 167,123